Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment reporting
Schedule of external customers geographically location

	Revenue from external customers
	Year ended
	December 31,
(in thousands of $)	2021	2020	2019 (*)
Denmark	$1,389	$342	$488
Belgium	—	—	1,684
United States	317,396	40,901	76,290
China	178,370	—	—
Other	123	—	—
Total	$497,277	$41,243	$78,462

(*) In prior periods this has been presented based on the geographical location of the contracting entity.

	Non-current assets
	At December 31,
(in thousands of $)	2021	2020	2019 (*)
Netherlands	$—	$1	$1
Belgium	268,733	200,125	63,785
United States	3,138	4,751	3,435
Japan	3,232	2,491	319
Switzerland	8	—	—
Total	$275,111	$207,368	$67,540

(*) In prior periods this has been presented based on the geographical location of the contracting entity.